CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 2,870	$ 2,588
Financial assets	1,979	2,014
Accounts and other receivable, net	6,401	4,945
Inventory, net	5,186	4,512
Other assets	1,876	1,359
Current Assets	18,312	15,418
Non-Current Assets
Financial assets	10,929	6,536
Accounts and other receivable, net	877	693
Other assets	650	488
Property, plant and equipment	15,893	15,325
Deferred income tax assets	1,245	888
Intangible assets	24,048	14,806
Equity accounted investments	2,065	1,480
Goodwill	15,479	8,585
Total assets	89,498	64,219
Current Liabilities
Accounts payable and other	13,196	11,850
Non-recourse borrowings in subsidiaries of the partnership	3,758	2,062
Current Liabilities	16,954	13,912
Non-Current Liabilities
Accounts payable and other	7,433	7,786
Corporate borrowings	2,100	1,619
Non-recourse borrowings in subsidiaries of the partnership	40,835	25,395
Deferred income tax liabilities	3,711	2,507
Total liabilities	71,033	51,219
Equity
Limited partners	1,415	2,252
Non-controlling interests attributable to:
Redemption-exchange units	1,322	2,011
Special limited partners	0	0
BBUC exchangeable shares	1,383	0
Preferred securities	1,490	15
Interest of others in operating subsidiaries	12,855	8,722
Total equity	18,465	13,000
Total liabilities and equity	$ 89,498	$ 64,219